REGULATORY CAPITAL AND CITIGROUP, INC. PARENT COMPANY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
 The following table sets forth Citigroup’s and Citibank, N.A.’s regulatory capital tiers, risk-weighted assets, quarterly adjusted average total assets, and capital ratios as of December 31, 2014 in accordance with current regulatory standards (reflecting Basel III Transition Arrangements):

In millions of dollars, except ratios	Stated minimum	Well capitalized minimum	Citigroup(1)	Citibank, N.A.(1)
Common Equity Tier 1 Capital			$166,663	$128,262
Tier 1 Capital			166,663	128,262
Total Capital(2)			184,959	139,246
Risk-weighted assets			1,274,672	945,407
Quarterly adjusted average total assets (3)			1,849,325	1,366,910
Common Equity Tier 1 Capital ratio	4.0%	N/A	13.07%	13.57%
Tier 1 Capital ratio	5.5	6.0%	13.07	13.57
Total Capital ratio	8.0	10.0	14.51	14.73
Tier 1 Leverage ratio	4.0	5.0 (4)	9.01	9.38

(1)
As of December 31, 2014, Citigroup’s and Citibank, N.A.’s reportable Common Equity Tier 1 Capital, Tier 1 Capital, and Total Capital ratios were the lower derived under the Basel III Advanced Approaches framework.

(2)	Total Capital includes Tier 1 Capital and Tier 2 Capital.

(3)	Tier 1 Leverage ratio denominator.
(4)    Applicable only to depository institutions.
N/A  Not Applicable

Schedule of Capital Restrictions on Non Banking Subsidiaries
Citigroup also receives dividends from its non-bank subsidiaries. These non-bank subsidiaries are generally not subject to regulatory restrictions on dividends, although their ability to declare dividends can be restricted by capital considerations, as set forth in the table below.

In millions of dollars
Subsidiary	Jurisdiction	Net capital or equivalent	Excess over minimum requirement
Citigroup Global Markets Inc.	U.S. Securities and Exchange Commission Uniform Net Capital Rule (Rule 15c3-1)	$5,521	$4,376
Citigroup Global Markets Limited	United Kingdom’s Prudential Regulatory Authority (PRA)	$7,162	$2,482

Citigroup Inc. Parent Company Only Statement of Comprehensive Income
Citigroup Inc. Parent Company Only Income Statement and Statement of Comprehensive Income

	Years ended December 31,
In millions of dollars	2014	2013	2012
Revenues
Interest revenue	$3,121	$3,234	$3,384
Interest expense	4,437	5,559	6,573
Net interest expense	$(1,316)	$(2,325)	$(3,189)
Dividends from subsidiaries	8,900	13,044	20,780
Non-interest revenue	247	139	613
Total revenues, net of interest expense	$7,831	$10,858	$18,204
Total operating expenses	$1,980	$851	$1,497
Income before taxes and equity in undistributed income of subsidiaries	$5,851	$10,007	$16,707
Benefit for income taxes	(643)	(1,637)	(2,062)
Equity in undistributed income (loss) of subsidiaries	816	2,015	(11,278)
Parent company’s net income	$7,310	$13,659	$7,491
Comprehensive income
Parent company’s net income	$7,310	$13,659	$7,491
Other comprehensive income (loss)	(4,083)	(2,237)	892
Parent company’s comprehensive income	$3,227	$11,422	$8,383

Citigroup Inc. Parent Company Only Income Statement
Citigroup Inc. Parent Company Only Income Statement and Statement of Comprehensive Income

	Years ended December 31,
In millions of dollars	2014	2013	2012
Revenues
Interest revenue	$3,121	$3,234	$3,384
Interest expense	4,437	5,559	6,573
Net interest expense	$(1,316)	$(2,325)	$(3,189)
Dividends from subsidiaries	8,900	13,044	20,780
Non-interest revenue	247	139	613
Total revenues, net of interest expense	$7,831	$10,858	$18,204
Total operating expenses	$1,980	$851	$1,497
Income before taxes and equity in undistributed income of subsidiaries	$5,851	$10,007	$16,707
Benefit for income taxes	(643)	(1,637)	(2,062)
Equity in undistributed income (loss) of subsidiaries	816	2,015	(11,278)
Parent company’s net income	$7,310	$13,659	$7,491
Comprehensive income
Parent company’s net income	$7,310	$13,659	$7,491
Other comprehensive income (loss)	(4,083)	(2,237)	892
Parent company’s comprehensive income	$3,227	$11,422	$8,383

Citigroup Inc. Parent Company Only Balance Sheet
Citigroup Inc. Parent Company Only Balance Sheet

	Years ended December 31,
In millions of dollars	2014	2013
Assets
Cash and due from banks	$125	$233
Trading account assets	604	184
Investments	830	1,032
Advances to subsidiaries	77,951	83,110
Investments in subsidiaries	211,353	203,739
Other assets (1)	110,559	105,823
Total assets	$401,422	$394,121
Liabilities
Federal funds purchased and securities loaned or sold under agreements to repurchase	$185	$185
Trading account liabilities	762	165
Short-term borrowings	1,075	382
Long-term debt	149,512	156,804
Advances from subsidiaries other than banks	27,430	24,181
Other liabilities	12,273	8,412
Total liabilities	$191,237	$190,129
Total equity	210,185	203,992
Total liabilities and equity	$401,422	$394,121

(1)
Other assets included $42.7 billion of placements to Citibank, N.A. and its branches at December 31, 2014, of which $33.9 billion had a remaining term of less than 30 days. Other assets at December 31, 2013 included $43.3 billion of placements to Citibank, N.A. and its branches, of which $33.6 billion had a remaining term of less than 30 days.

Citigroup Inc. Parent Company Only Cash Flow Statement
Citigroup Inc. Parent Company Only Cash Flows Statement

	Years ended December 31,
In millions of dollars	2014	2013	2012
Net cash provided by (used in) operating activities of continuing operations	$5,940	$(7,881)	$1,598
Cash flows from investing activities of continuing operations
Purchases of investments	$—	$—	$(5,701)
Proceeds from sales of investments	41	385	37,056
Proceeds from maturities of investments	155	233	4,286
Changes in investments and advances—intercompany	(7,986)	7,226	(397)
Other investing activities	5	4	994
Net cash provided by (used in) investing activities of continuing operations	$(7,785)	$7,848	$36,238
Cash flows from financing activities of continuing operations
Dividends paid	$(633)	$(314)	$(143)
Issuance of preferred stock	3,699	4,192	2,250
Proceeds (repayments) from issuance of long-term debt—third-party, net	(3,636)	(13,426)	(33,434)
Net change in short-term borrowings and other advances—intercompany	3,297	11,402	(6,160)
Other financing activities	(990)	(1,741)	(199)
Net cash provided by (used in) financing activities of continuing operations	$1,737	$113	$(37,686)
Net increase (decrease) in cash and due from banks	$(108)	$80	$150
Cash and due from banks at beginning of period	233	153	3
Cash and due from banks at end of period	$125	$233	$153
Supplemental disclosure of cash flow information for continuing operations
Cash paid (received) during the year for
Income taxes	$235	$(71)	$78
Interest	5,632	6,514	7,883
Note: With respect to the tables above, “Citigroup Inc. Parent Company Only” refers to the parent holding company Citigroup Inc., excluding consolidated subsidiaries. Citigroup Funding Inc. (CFI) was previously a first-tier subsidiary of Citigroup Inc., issuing commercial paper, medium-term notes and structured equity-linked and credit-linked notes. The debt of CFI was guaranteed by Citigroup Inc. On December 31, 2012, CFI was merged into Citigroup Inc., the parent holding company.